Noncontrolling interests in consolidated subsidiaries	12 Months Ended
Mar. 31, 2014
Noncontrolling interests in consolidated subsidiaries

24. Noncontrolling interests in consolidated subsidiaries

Noncontrolling interests represent the equity of the remaining outstanding voting stock of subsidiaries not owned by the MHFG Group. The changes in the noncontrolling interests in fiscal years ended March 31, 2012, 2013 and 2014 consisted of noncontrolling interests in the net income or loss of subsidiaries, noncontrolling interests in changes in other comprehensive income of subsidiaries and changes in the ownership percentage of the Group in respect of certain subsidiaries.

During the fiscal year ended March 31, 2012, the MHFG Group exchanged certain MHFG’s common stock for 30.15, 40.80 and 46.02 percent of the voting equity interests in MHTB, the former MHSC and the former MHIS, respectively, in order for those subsidiaries to become MHFG’s wholly-owned subsidiaries. See Note 14 “Common stock” for further details of these transactions. Subsequently, the Group transferred 5.34 percent of the voting equity interests in the former MHSC to The Norinchukin Bank.